NOTE 17: EQUITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Beginning balance, amount	$ (2,996,220)	$ (4,806,862)	$ (1,879,185)
Shares issued for services, amount	257,041	282,075
Shares issued to former CEO, amount		477,180
Shares issued for Sun Valley acquisition, amount	2,143,566
Shares issued for cash, amount	55,873	2,224,717	182,244
Shares issued on conversion of notes payable, amount	7,254	102,597
Shares issued for compensation, amount	304,721
Shares issued to settle accounts payable, amount	208,153
Shares cancelled, amount	0
Shares cancelled and to be reissued	0
Shares issued for exercise of warrants, amount	61,287
Shares issued to agents, amount	20,255
Share issue costs	63,019
Ending balance, amount	$ (3,514,913)	$ (2,996,220)	$ (4,806,862)
Number of Common Shares
Disclosure of classes of share capital [line items]
Beginning balance, shares	77,847,598	48,337,225	16,100,000
January 2017 rights offering, shares			32,237,225
RTO issuance, shares		2,544,075
April 23, 2018 private placement, shares		8,443,473
October 23, 2018 private placement, shares		312,903
Conversion of convertible debt, shares		11,373,368
Conversion of convertible debt, shares		422,678
Conversion of promissory notes payable, shares		268,817
Conversion of notes payable, shares		517,132
Shares issued for marketing services agreement		2,000,000
Shares issued for services, shares	1,500,000	423,076
Shares issued to former CEO, shares		2,000,000
Restructuring ,shares		1,204,851
Shares issued for Sun Valley acquisition, shares	22,409,425
Shares issued for cash, shares	24,452,500
Shares issued on conversion of notes payable, shares	2,500,000
Shares issued for convertible debentures, shares	3,991,524
Shares issued for compensation, shares	7,400,000
Shares issued to settle accounts payable, shares	1,686,861
Shares cancelled, shares	(4,657,553)
Shares issued for exercise of warrants, shares	431,075
Shares issued to agents, shares	136,000
Ending balance, shares	137,697,430	77,847,598	48,337,225
Total Consideration
Disclosure of classes of share capital [line items]
January 2017 rights offering, amount			$ 302,244
RTO issuance, amount		$ 614,415
April 23, 2018 private placement, amount		2,020,357
October 23, 2018 private placement, amount		84,248
Conversion of convertible debt, amount		2,312,444
Conversion of convertible debt, amount		18,990
Conversion of promissory notes payable, amount		50,000
Conversion of notes payable, amount		190,334
Shares issued for marketing services agreement, amount		477,180
Shares issued for services, amount	$ 257,041	92,856
Shares issued to former CEO, amount		477,180
Restructuring, amount		216,873
Shares issued for Sun Valley acquisition, amount	2,143,566
Shares issued for cash, amount	1,829,866
Shares issued on conversion of notes payable, amount	184,291
Shares issued for convertible debentures, amount	189,735
Shares issued for compensation, amount	304,721
Shares issued to settle accounts payable, amount	208,153
Shares cancelled and to be reissued	(15,239)
Shares issued for exercise of warrants, amount	42,440
Shares issued to agents, amount	20,255
Warrant Liability
Disclosure of classes of share capital [line items]
October 23, 2018 private placement, amount		12,310
Conversion of convertible debt, amount		1,306,894
Conversion of convertible debt, amount		14,177
Conversion of promissory notes payable, amount		30,822
Conversion of notes payable, amount		52,433
Shares issued for cash, amount	1,773,993
Shares issued on conversion of notes payable, amount	177,037
Shares issued for convertible debentures, amount	133,738
Shares issued for exercise of warrants, amount	(18,847)
Share Capital
Disclosure of classes of share capital [line items]
Beginning balance, amount	5,401,024	550,744	248,500
January 2017 rights offering, amount			302,244
RTO issuance, amount		614,415
April 23, 2018 private placement, amount		2,020,357
October 23, 2018 private placement, amount		71,938
Conversion of convertible debt, amount		1,005,550
Conversion of convertible debt, amount		4,813
Conversion of promissory notes payable, amount		19,178
Conversion of notes payable, amount		137,901
Shares issued for marketing services agreement, amount		477,180
Shares issued for services, amount	257,041	92,856
Shares issued to former CEO, amount		477,180
Restructuring, amount		216,873
Shares issued for Sun Valley acquisition, amount	2,143,566
Shares issued for cash, amount	55,873
Shares issued on conversion of notes payable, amount	7,254
Shares issued for convertible debentures, amount	55,997
Shares issued for compensation, amount	304,721
Shares issued to settle accounts payable, amount	208,153
Shares cancelled, amount	(669,236)
Shares cancelled and to be reissued	(15,239)
Shares issued for exercise of warrants, amount	61,287
Shares issued to agents, amount	20,255
Ending balance, amount	$ 7,827,310	$ 5,401,024	$ 550,744